CONSOLIDATED STATEMENTS OF LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES	$ 1,956,235	$ 1,953,782	$ 2,095,753
OPERATING EXPENSES
Voyage expenses	138,283	176,614	245,097
Vessel operating expenses (note 15)	730,119	677,687	630,547
Time-charter hire expense	130,739	214,179	285,992
Depreciation and amortization	455,898	428,608	440,705
General and administrative (note 12 and 15)	202,967	223,616	193,743
Asset impairments (note 18)	434,082	155,288	51,210
Net loss (gain) on sale of vessels and equipment (note 18)	6,975	(4,229)	(2,060)
Bargain purchase gain (note 3a)		(68,535)
Goodwill impairment charge (note 6)		36,652
Restructuring charges (note 20)	7,565	5,490	16,396
Total operating expenses	2,106,628	1,845,370	1,861,630
(Loss) income from vessel operations	(150,393)	108,412	234,123
OTHER ITEMS
Interest expense	(167,615)	(137,604)	(136,107)
Interest income	6,159	10,078	12,999
Realized and unrealized loss on non-designated derivative instruments (note 15)	(80,352)	(342,722)	(299,598)
Equity income (loss) (note 18b and 23)	79,211	(35,309)	(11,257)
Foreign exchange (loss) gain (note 8 and 15)	(12,898)	12,654	31,983
Other income (loss) (note 14)	366	12,360	(5,118)
Net loss before income taxes	(325,522)	(372,131)	(172,975)
Income tax recovery (expense) (note 21)	14,406	(4,290)	6,340
Net loss	(311,116)	(376,421)	(166,635)
Less: Net loss (income) attributable to non-controlling interests	150,936	17,805	(100,652)
Net loss attributable to stockholders of Teekay Corporation	$ (160,180)	$ (358,616)	$ (267,287)
Per common share of Teekay Corporation (note 19)
Basic loss attributable to stockholders of Teekay Corporation	$ (2.31)	$ (5.11)	$ (3.67)
Diluted loss attributable to stockholders of Teekay Corporation	$ (2.31)	$ (5.11)	$ (3.67)
Cash dividends declared	$ 1.2650	$ 1.2650	$ 1.2650
Weighted average number of common shares outstanding (note 19)
Basic	69,263,369	70,234,817	72,862,617
Diluted	69,263,369	70,234,817	72,862,617